Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Other Operating Income
The account breaks down as follows as of the indicated dates:

	12.31.21	12.31.20	12.31.19
Fees for Product Package	8,855,518	9,504,399	8,580,513
Other Adjustments and Interest on sundry Credits	7,080,332	7,918,443	4,694,722
Rental of Safety Deposit Boxes	2,027,792	1,954,995	1,525,192
Other Financial Income	468,544	874,271	2,486,420
Other Income from Services	7,585,940	6,396,211	5,043,328
Income for sale of non-currents assets held for sale (1)	—	—	14,605,635
Reversed allowances	1,010,670	2,566,042	131,565
Others	8,807,437	4,479,783	6,462,294

Total	35,836,233	33,694,144	43,529,669